UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, February 8, 2006
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total(x$1,000):  $138,658
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102     3188   106679 SH       SOLE                   102379              4300
American Express               COM              025816109     3728    70946 SH       SOLE                    67666              3280
Anheuser-Busch                 COM              035229103     2828    66120 SH       SOLE                    62835              3285
Avon                           COM              054303102     2428    77910 SH       SOLE                    74760              3150
Bank of America                COM              060505104     2841    62393 SH       SOLE                    58263              4130
Black & Decker                 COM              091797100     1727    19880 SH       SOLE                    19080               800
Boeing Company                 COM              097023105     3785    48572 SH       SOLE                    46417              2155
Cendant Corp                   COM              151313103     2984   172010 SH       SOLE                   163110              8900
Chevron                        COM              166764100     3684    63553 SH       SOLE                    60353              3200
Cisco Systems                  COM              17275R102     3264   150635 SH       SOLE                   144465              6170
Citigroup Inc                  COM              172967101     4335    91785 SH       SOLE                    87923              3862
Coca-Cola                      COM              191216100     1685    40250 SH       SOLE                    38105              2145
Computer Sciences              COM              205363104     3521    63385 SH       SOLE                    60315              3070
Darden Restaurants             COM              237194105     2506    61073 SH       SOLE                    58798              2275
Disney, (Walt) Co              COM              254687106     3082   110500 SH       SOLE                   105500              5000
DuPont deNemours               COM              263534109     2222    52630 SH       SOLE                    49990              2640
Eastman Chemical               COM              277432100     2300    44932 SH       SOLE                    43157              1775
Exxon Mobil Corp               COM              30231G102     3674    60371 SH       SOLE                    57516              2855
Fresh Del Monte                COM              g36738105     2635   124595 SH       SOLE                   118945              5650
General Electric               COM              369604103     4997   143686 SH       SOLE                   136967              6719
Home Depot                     COM              437076102     4259   100687 SH       SOLE                    96312              4375
Honeywell Inc.                 COM              438516106     3324    77710 SH       SOLE                    74010              3700
Int'l Business Mach            COM              459200101     3082    37366 SH       SOLE                    35826              1540
Intel Corp                     COM              458140100     2957   151977 SH       SOLE                   144742              7235
International Paper            COM              460146103     1837    53145 SH       SOLE                    50480              2665
J.B. Hunt                      COM              445658107      532    24710 SH       SOLE                    24710
JP Morgan Chase                COM              46625H100     4243   101892 SH       SOLE                    97052              4840
Johnson & Johnson              COM              478160104     3590    60616 SH       SOLE                    57706              2910
McDonalds Corp                 COM              580135101     3390    98660 SH       SOLE                    94815              3845
Microsoft Corp                 COM              594918104     2635    96856 SH       SOLE                    92596              4260
Nokia ADS                      COM              654902204     2959   142800 SH       SOLE                   137610              5190
Novartis AG ADR                COM              66987V109     1685    30395 SH       SOLE                    28065              2330
Oracle Systems                 COM              68389X105     2100   153408 SH       SOLE                   146458              6950
Pfizer Inc                     COM              717081103     2822   113251 SH       SOLE                   108216              5035
Procter & Gamble               COM              742718109     2741    47554 SH       SOLE                    45079              2475
Royal Dutch Shl ADR            COM              780259206     2488    39955 SH       SOLE                    39225               730
Royal Phil Elec ADR            COM              500472303     4143   123120 SH       SOLE                   118483              4637
Ruby Tuesday                   COM              781182100     3229   100660 SH       SOLE                    96835              3825
SAP AG ADR                     COM              803054204     1991    36660 SH       SOLE                    35510              1150
Stryker Corp                   COM              863667101     1725    38905 SH       SOLE                    37155              1750
Time Warner Inc                COM              887317105     1678    99934 SH       SOLE                    95464              4470
Tyco International             COM              902124106     3295   122583 SH       SOLE                   117178              5405
Tyson Foods Cl A               COM              902494103      575    41849 SH       SOLE                    41199               650
Unilever ADR                   COM              904784709     1640    23690 SH       SOLE                    22670              1020
United Technologies            COM              913017109     5216    89969 SH       SOLE                    85099              4870
Wal-Mart Stores                COM              931142103     6355   134534 SH       SOLE                   129989              4545
Washington Mutual              COM              939322103     2752    64565 SH       SOLE                    61810              2755